Share-Based Compensation - Narrative (Details) $ / shares in Units, $ in Thousands					12 Months Ended			24 Months Ended
	Sep. 22, 2020 USD ($) shares	May 19, 2020 shares	Aug. 17, 2018	Aug. 17, 2017	Dec. 31, 2020 USD ($) day $ / shares shares	Dec. 31, 2020 USD ($) £ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Aug. 17, 2020 USD ($) shares	Sep. 30, 2020 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense					$ 17,983		$ 3,253
Exercise of share options (in shares) | shares					429,929
Exercise of share options					$ 0
Weighted average grant date fair value of shares granted (in dollars per share) | $ / shares					$ 9.83		$ 1.88
Unrecognized compensation cost of options					$ 18,100	$ 18,100
Research and Development Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense					6,336		$ 1,817
General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense					$ 11,647		$ 1,436
United Kingdom Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price (in dollars per share) | $ / shares					$ 4.04		$ 0.01
United States Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price (in dollars per share) | $ / shares					$ 4.77		$ 1.39
Certain Optionees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise of share options (in shares) | shares					232,227
Exercise of share options					$ 100
Share-based Payment Arrangement, Tranche One | Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage				25.00%
Share-based Payment Arrangement, Tranche Two | Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage			25.00%
Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares) | shares					0
Vested (in shares) | shares					1,829,786
Weighted average grant date fair value of shares granted (in dollars per share) | $ / shares					$ 0
Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 3,500
Options vested due to accelerated vesting (in shares) | shares	866,268
Period for recognition					3 years 6 months
Share options | Research and Development Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 1,400
Share options | General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 2,100
Share options | Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares) | shares					3,405,490		1,539,411
Restricted Share Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost					$ 2,000	$ 2,000
Period for recognition					3 years 2 months 12 days
Exercise price (in pound sterling per share) | £ / shares						$ 0.01
Restricted Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost					$ 100	$ 100
Period for recognition					4 months 24 days
Vested in period, fair value					$ 1,300		$ 1,700
2017 Equity Incentive Plan | President and Chief Business Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares) | shares		1,015,813
Vested (in shares) | shares								1,015,813
2017 Equity Incentive Plan | Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized | shares					13,601,246	13,601,246
Number of shares available for issuance | shares					440,207	440,207
2017 Equity Incentive Plan | Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense								$ 9,500
Expiration period					10 years
2017 Equity Incentive Plan | Share options | Research and Development Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense								2,400
2017 Equity Incentive Plan | Share options | General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense								$ 7,100
2017 Equity Incentive Plan | Share options | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage					33.30%
2017 Equity Incentive Plan | Share options | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage					25.00%
2017 Equity Incentive Plan | Share options | Options Granted Before June 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage					100.00%
2017 Equity Incentive Plan | Share options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					3 years
2017 Equity Incentive Plan | Share options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					4 years
2017 Equity Incentive Plan | Restricted Share Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					4 years
Award vesting percentage					25.00%
2017 Equity Incentive Plan | Restricted Share Units (RSUs) | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage					25.00%
Percentage amount closing price is higher than listing price					20.00%
Threshold consecutive trading days | day					5
2020 Share Option Plan | Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance | shares					2,074,325	2,074,325			2,074,325
Maximum percentage of shares outstanding number of shares reserved for issuance may increase									4.00%
Number of shares available for grant | shares					1,178,547	1,178,547